Sextant

Mutual Funds

(Graphic Omitted)

Fellow Shareowners:

Despite increasing interest rates, the longest U.S. economic expansion in history continues. Consumer confidence and employment are high. Rising incomes and stock market wealth, plus low inflation, are providing real power to the U.S. economy. Politicians debate how to spend government's surpluses.

The present economic environment is the best since World War II. This strong economy is bolstering earnings at companies in all sectors of the economy, from luxury retailers to basic construction. Technology is selling computers and digital applicances to homes as well as businesses. But the Federal Reserve is trying to slow growth with higher interest rates, and we don't expect future stock market returns to be as easy as they were during the last decade.

While in the midst of prosperity, prudent investors do well to remember that change is the only real constant. Today's calm economic seas will someday be disturbed by recessions, uncertainties and wars. This is the rational for our four distinctly different Sextant funds, which allow investors to choose the risks of the domestic and international stock markets or the safety of short-term bonds.

For the twelve months ended May 31st, we are pleased to report the International Fund has done exceptionally well, and beat its Morningstar* peer measurement by 13%. The Short-Term Bond Fund and Bond Income Fund both approximated their Morningstar peer categories. Only the Growth Fund, which was concentrated in volatile technology and financial issues, underperformed its peers.

Our Sextant Funds employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results. The four Funds pay increased or decreased monthly advisory fees depending on relative performance over the prior 12 months. For the twelve months ended May 31, 2000 comparative total returns are:

Sextant Fund	Total Return	vs. Morningstar	Total Return	Rank
Short-Term Bond	3.31%	Short-Term Bonds	2.96%	39 (217)
Bond Income	-1.61%	Long-Term Bonds	-0.85%	67 (120)
Growth	8.86%	Domestic Growth	17.53%	65 (232)
International	41.33%	Foreign Stock	28.18%	20 (661)

While our funds remain small, assets in the four funds are up over 50% from last May 31st. It has been an exciting year so far and we are looking forward to the second half. Thank you for investing with us.

Nicholas Kaiser, President	Phelps McIlvaine, Vice President
(Manager, Sextant Growth; Sextant International)	(Manager, Sextant Bond Income; Sextant Short-Term Bond)

* The 12-month Rank shows how each Fund ranks (from 1 best to 100 worst) in its Morningstar peer category for the year ended May 31, 2000 - please see page 10 for more performance information.

June 29, 2000

May 31, 2000 Semi-Annual Report	1

(graphic omitted)SEXTANT SHORT-TERM BOND FUND	INVESTMENTS

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
	Aerospace - Aircraft (3.5%)
A	McDonnell Douglas /Boeing Capital	9.25% 04/1/2002	$75,000	$76,582
	Banking (5.7%)
A+	Bank of America	9.375% 3/1/2001	50,000	50,295
A-	Bankers Trust-NY	9.50% 06/14/2000	75,000	74,752
	SUB-TOTAL		125,000	125,047
	Chemicals (2.8%)
A-	Praxair Inc.	6.15% 4/15/2003	65,000	61,042
	Cosmetics & Toiletries (3.3%)
BBB	Dial Corporation	6.625% 6/15/2003	75,000	71,925
	Finance (14.5%)
A-	Aristar Inc.	6.75% 8/15/2001	95,000	93,347
A	Deluxe Corp.	8.55% 2/15/2001	50,000	49,860
BBB+	Finovia Capital Corp.	5.98% 2/27/2001	75,000	74,579
A	Traveller's Property and Casualty	6.75% 4/15/2001	100,000	98,560
	SUB-TOTAL		320,000	316,346
	Food (2.3%)
A-	Coca Cola Enterprises	7.875 2/1/2002	50,000	49,835
	Oil & Gas (13.1)
AA+	Amoco Canada	7.25% 12/1/2002	70,000	69,356
A-	Columbia Gas Corp.	6.61% 11/28/2002	50,000	48,130
A-	Fina Oil & Chemical	6.875% 7/15/2001	75,000	73,988
BBB+	Union Oil of California	7.20% 5/15/2005	100,000	95,900
	SUB-TOTAL		295,000	287,374
	Life Insurance (4.4%)
A+	Lincoln National Insurance	7.25% 5/15/2005	100,000	95,560
	Investment Finance (6.8%)
AA-	Merrill Lynch & Co.	6.00% 1/15/2001	100,000	99,090
A+	Morgan Stanley	9.375 6/15/2001	50,000	50,620
	SUB-TOTAL		150,000	149,710
	Machinery (3.1%)
A-	Ingersol Rand Corp	6.38% 11/19/2001	70,000	68,068
	Medical - Health Maintenance Org. (3.1%)
A-	Aetna Services	6.75% 8/15/2001	70,000	68,565
	Paper & Paper Products (4.2%)
A	Westvaco Corporation	9.65% 3/1/2002	90,000	92,286
	Retailing (6.7%)
A	J.C.Penny & Co.	9.05% 3/1/2001	100,000	99,120
BBB	Safeway Corp.	6.05% 11/15/2003	50,000	46,525
	SUB-TOTAL		150,000	145,645
	Telecommunications (12.0%)
A	Northern Telecom	8.75% 6/12/2001	100,000	100,650
BBB+	Sprint Capital Corp.	5.875% 5/1/2004	100,000	93,400
BBB	WorldCom Inc.	6.125% 8/1/2001	70,000	68,537
	SUB-TOTAL		270,000	262,587
	Transportation - Air Freight (2.6%)
BBB	Federal Express Corp.	9.875% 4/1/2002	55,000	56,276
AAA	U.S. Government (3.6%)
	US Treasury Note	6.00% 8/15/2004	80,000	78,250
	Total Investments (91.7%)	(Cost = $1,796,201)	$2,040,000	2,005,098
	Other Assets (net of liabilities) (8.3%)			$182,440
	Total Net Assets (100%)			$2,187,538
	*Ratings are the lesser of S&P or Moody's
2	May 31, 2000 Semi-Annual Report

FINANCIAL HIGHLIGHTS	SEXTANT SHORT-TERM BOND FUND (Graphic Omitted)

Selected data per share of capital stock outstanding throughout the period:
			For the year ended November 30,
		Six months ended May 31, 2000	1999	1998	1997	1996	Sept. 28, '95 (inception) to Nov. 30, '95
Net asset value at beginning of period		$4.92	$5.04	$4.99	$5.00	$5.03	$5.00
Income from investment operations
	Net Investment Income	0.13	0.26	0.27	0.27	0.25	0.03
	Net gains or losses on securities
	(both realized and unrealized)	(0.04)	(0.12)	0.05	(0.01)	(0.03)	0.03
Total from investment operations		0.09	0.14	0.32	0.26	0.22	0.06
	Less distributions
	Dividends (from net investment income)	(0.13)	(0.26)	(0.27)	(0.27)	(0.25)	(0.03)
	Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions		(0.13)	(0.26)	(0.27)	(0.27)	(0.25)	(0.03)
Net asset value at end of period		$4.88	$4.92	$5.04	$4.99	$5.00	$5.03
Total Return		1.90%	2.88%	6.67%	5.45%	4.85%	1.05%
Ratios / Supplemental Data
Net assets ($000), end of period		$2,188	$1,795	$1,908	$2,508	$2,016	$878
Ratio of gross expenses to average net assets*		0.31%	0.47%	0.48%	0.60%	0.85%	0.23%
Ratio of net investment income to average net assets*		2.67%	5.22%	5.57%	5.58%	6.30%	0.68%
Portfolio turnover rate		0%	18%	71%	47%	100%	0%
* For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to expenses per share in each period would have been $.01, $ .03, $.02, $.02, .02 and $.007.
The increase to the ratio of expenses to average monthly net assets would be .21%, .57%, .44%, .40%, .52% and .16%, respectively.
* not annualized

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2000
Assets
	Investments (Cost $2,099,537)	$2,005,098
	Cash	144,391
	Interest Receivable	38,608
	Total Assets		$2,188,097
Liabilities
	Other Liabilities	559
	Total Liabilities		559
Net Assets			$2,187,538

Fund Shares Outstanding			448,878

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	2,246,376
	Accumulated net realized gain (loss) on investments	(11,357)
	Unrealized net depreciation to Fund shares outstanding	(47,481)
	Net Assets applicable to Fund shares outstanding		$2,187,538

Net Asset Value, Offering and Redemption price per share			$4.88

(The accompanying notes are an integral part of these financial statements)

May 31, 2000 Semi-Annual Report	3

(Graphic Omitted) SEXTANT SHORT-TERM BOND FUND	STATEMENT OF OPERATIONS

For the six months ended May 31, 2000

Investment Income
	Interest income	$71,866
	Amortization of bond premium	(11,022)
	Miscellaneous income	150
	Accretion	134
	Gross investment income		$61,128

Expenses
	Investment Advisor and administration fee	6,099
	Professional fees	1,609
	Custodian fees	997
	Filing and Registration fees	594
	Printing and postage	637
	Other expenses	658
	Total gross expenses	10,594
	Less: Advisory fees waived	(3,304)
	Less: Custodian fees waived	(997)
	Net expenses		6,293
	Net Investment income		54,835

Net realized gain on investments
	Proceeds from sales	0
	Less: Cost of securities sold (based on identified cost)	0
	Realized net gain		0

Unrealized gain on investments
	End of period	(47,481)
	Beginning of period	(29,128)
	Decrease in unrealized gain for the period		(18,353)
	Net realized and unrealized gain (loss) on investments		(18,353)

Net decrease in net assets resulting from operations			$36,482

(The accompanying notes are an integral part of these financial statements)

4	May 31, 2000 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS	SEXTANT SHORT-TERM BOND FUND (Graphic Omitted)

		Six months ended	Year ended
		May 31, 2000	Nov. 30, 1999
INCREASE IN NET ASSETS
Operations
	Net investment income	$54,835	$101,571
	Net realized gain on investments	0	(4,467)
	Net increase (decrease) in unrealized appreciation	(18,353)	(41,284)
	Net increase in net assets from operations	36,482	55,820

Dividends to Shareowners From
	Net investment income	(54,790)	(100,085)
	Capital gains distributions	0	0
	Total Distributions	(54,790)	(100,085)

Fund Share Transactions
	Proceeds from sales of shares	602,535	491,772
	Value of shares issued in reinvestment of dividends	54,701	99,952
		657,236	591,724
	Cost of shares redeemed	(246,787)	(660,061)
	Net increase (decrease) in net assets from share transactions	410,449	(68,337)
Total increase (decrease) in net assets		392,141	(112,602)
NET ASSETS
	Beginning of period	1,795,397	1,907,999
	End of period	2,187,538	1,795,397
Shares of the fund sold and redeemed
	Number of shares sold	123,099	98,002
	Number of shares issued in reinvestment of dividends	11,187	20,068
		134,286	118,070
	Number of shares redeemed	(50,365)	(131,961)
Net increase (decrease) in number of shares outstanding		83,921	(13,891)

(The accompanying notes are an integral part of these financial statements)

May 31, 2000 Semi-Annual Report	5

(Graphic Omitted) SEXTANT BOND INCOME FUND	INVESTMENTS

Rating	Issuer		Coupon/Maturity	Face Amount	Market Value
	Banking (16.2%)
A-	Chase Manhattan		7.125% 6/15/2009	$50,000	$47,150
A	Citicorp		7.25% 10/15/2011	50,000	46,430
A-	Comerica Bank		7.125% 12/1/2013	50,000	46,338
AA-	Norwest Financial		6.85% 7/15/2009	50,000	46,310
		SUB-TOTAL		200,000	186,228
	Computer (2.4%)
BBB	Dell Computer		6.55% 4/15/2008	30,000	27,465
	Electric Utilities (7.8%)
A+	Alabama Power		7.75% 2/1/2023	50,000	45,745
BBB	Commonwealth Edison		7.50% 7/1/2013	50,000	44,455
		SUB-TOTAL		100,000	90,200
	Electronics (4.0%)
BBB+	Phillips Electronics		7.25% 8/15/2013	50,000	45,605
	Insurance (4.0%)
A	Allstate		7.50% 6/15/2013	50,000	46,025
	Investment Finance (16.2%)
A	Lehman Brothers		9.75% 5/8/2007	50,000	50,484
A	Bear Sterns		7.00% 3/1/2007	50,000	46,815
A	Morgan Stanley Dean Witter		6.75% 10/15/2013	50,000	43,975
BBB	Paine Webber Group		7.625% 2/15/2014	50,000	45,370
		SUB-TOTAL		200,000	186,644
	Leisure and Recreation (4.5%)
BBB	Hilton Hotels Corp		7.95% 4/15/2007	55,000	51,288
	Medical Supplies (3.3%)
A+	Becton Dickinson Corp.		7.15% 10/1/2009	40,000	38,036
	Oil & Gas (3.6%)
A	Texaco Capital		8.625% 6/30/2010	40,000	41,845
	Paper & Paper Products (4.6%)
A-	Union Camp Corporation		9.25% 2/1/2011	50,000	53,125
	Retailing (4.1%)
A	Gap		6.90% 9/15/2007	50,000	46,725
	Telecommunications (12.9%)
A-	Bell Canada (Yankee)		9.5% 10/15/2010	50,000	55,175
A+	GTE		6.90% 11/1/2008	50,000	46,850
BBB	WorldCom		6.40% 8/15/2005	50,000	46,675
		SUB-TOTAL		150,000	148,700
	Transportation (4.4%)
A-	US Freightways Corp.		8.50% 4/25/2010	50,000	51,019

Total Investments (88.0%)	Cost = $1,263,057	$1,065,000	1,012,905
Other Assets (net of liabilities) (12.0%)			138,863
Total Net Assets (100%)			$1,151,768

6	May 31, 2000 Semi-Annual Report

FINANCIAL HIGHLIGHTS	SEXTANT BOND INCOME FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout each period
		Six months ended	Year ended November 30,
		May 31, 2000	1999	1998	1997	1996	1995
Net asset value at beginning of period		$4.59	$5.00	$4.83	$4.76	$4.91	$4.39
	Income from investment operations
	Net investment income	0.14	0.30	0.29	0.30	0.30	0.24
	Net gains or losses on securities
	(both realized and unrealized)	(0.19)	(0.41)	0.17	0.07	(0.12)	0.52
Total from investment operations		(0.05)	(0.11)	0.46	0.37	0.18	0.76
	Less distributions
	Dividends (from net investment income)
	Taxable	(0.14)	(0.30)	(0.29)	(0.30)	(0.30)	(0.24)
	Distributions (from capital gains)	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions		(0.14)	(0.30)	(0.29)	(0.30)	(0.33)	(0.24)
Net asset value at end of period		$4.40	$4.59	$5.00	$4.83	$4.76	$4.91
Total return		-1.03%	-2.20%	10.08%	8.24%	4.04%	17.69%
Ratios/supplemental data
Net assets ($000), end of period		$1,152	$885	$1,345	$1,092	$1,201	$1,096
Ratio of expenses to average net assets*		0.22%	0.40%	0.30%	0.47%	0.63%	0.54%
Ratio of net investment income to average net assets*		3.15%	6.31%	6.24%	6.85%	5.96%	5.15%
Portfolio turnover rate		0%	20%	0%	51%	75%	77%

* For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived,the resulting increases to expenses per share in each of the above periods would be $.02, $.01, $.03, $.03, $.03, and $.22, respectively. The increase to the ratio of expenses to average monthly net assets would be .35%, .66%, .61%, .63%, .70% and .60%.
*Data prior to September 28, 1995 may not be meaningful, as the fund operated with different investment objectives and fee arrangements.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2000
Assets
	Bond Investments (Cost $1,103,111)	$1,012,905
	Cash	116,789
	Interest Receivable	20,828
	Insurance Reserve Premium	1,221
	Total Assets		$1,151,743

Liabilities
	Other Liabilities	(25)
	Total Liabilities		(25)
Net Assets			$1,151,768

Fund Shares Outstanding			261,883

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	1,325,254
	Accumulated net realized gain (loss) on investments	(87,546)
	Unrealized net appreciation to Fund shares outstanding	(85,940)
	Net Assets applicable to Fund shares outstanding		$1,151,768
Net Asset Value, Offering and Redemption price per share			$4.40

(The accompanying notes are an integral part of these financial statements)
May 31, 2000 Semi-Annual Report	7

(graphic omitted) SEXTANT BOND INCOME FUND	STATEMENT OF OPERATIONS
For the six months ended May 31, 2000
Investment Income
	Interest income	$34,835
	Amortization of bond premium	(1,067)
	Accretion	9
	Miscllaneous income	8
	Gross investment income		$33,785
Expenses
	Investment advisor and administration fee	2,977
	Professional fees	985
	Filing and registration fees	445
	Custodian fees	572
	Printing and postage	380
	Other expenses	409
	Total gross expenses	5,768
	Less: Advisor fees waived	(2,977)
	Less: Custodian fees waived	(572)
	Net expenses		2,219
	Net investment income		31,566
Net realized gain on investments
	Proceeds from sales	0
	Less: Cost of securities sold based on identified cost	0
	Realized net gain		0
Unrealized gain on investments
	End of period	(85,940)
	Beginning of period	(45,045)
	Decrease in unrealized gain for the period		(40,895)
	Net realized and unrealized gain (loss) on investments		(40,895)
Net increase in net assets resulting from operations			($9,329)

STATEMENT OF CHANGES IN NET ASSETS
		Six months ended	Year ended
		May 31, 2000	Nov. 30, 1999
Operations
	Net investment income	$31,566	$70,566
	Net realized gain on investments	0	(5,731)
	Net increase (decrease) in unrealized appreciation	(40,895)	(91,359)
	Net increase (decrease) in net assets from operations	(9,329)	(26,524)

Dividends to Shareowners From
	Net investment income	(31,566)	(70,566)
	Capital gains distributions	0	0
	Total Distributions	(31,566)	(70,566)

Fund Share Transactions
	Proceeds from sales of shares	348,997	156,861
	Value of shares issued in reinvestment of dividends	30,971	69,139
		379,968	226,000
	Cost of shares redeemed	(72,562)	(588,359)
	Net increase (decrease) in net assets from share transactions	307,406	(362,359)
Total increase (decrease) in net assets		266,511	(459,449)
NET ASSETS
	Beginning of period	885,257	1,344,706
	End of period	$1,151,768	$885,257

Shares of the fund sold and redeemed
	Number of shares sold	78,434	32,908
	Number of shares issued in reinvestment of dividends	6,938	14,481
		85,372	47,389
	Number of shares redeemed	(16,213)	(123,698)
Net increase (decrease) in number of shares outstanding		69,159	(76,309)

(The accompanying notes are an integral part of these financial statements)

8	May 31, 2000 Semi-Annual Report

INVESTMENTS	SEXTANT GROWTH FUND (graphic omitted)

Issue	Number of Shares	Cost	Market Value
Common Stocks (88.7%)
Banking (7.5%)
Chase Manhattan	1,000	$85,433	$74,688
Frontier Financial	4,000	90,207	68,000
Washington Mutual	4,500	44,124	129,375
SUB-TOTAL		219,764	272,063
Computers (29.9%)
Adobe Systems	2,400	50,490	270,150
Apple Computer*	2,000	67,473	168,000
America Online*	1,160	14,457	61,480
Artisoft*	4,000	87,662	41,500
Intuit*	1,500	76,604	54,375
3Com*	1,225	29,726	51,220
Oracle*	5,400	37,879	388,125
Phoenix Technologies Ltd.*	3,062	29,149	55,116
SUB-TOTAL		393,440	1,089,966
Construction (2.2%)
Building Materials Holding*	4,000	44,171	37,250
Butler Manufacturing	2,000	43,529	44,625
SUB-TOTAL		87,700	81,875
Electronics (.5%)
FLIR Systems*	2,500	27,611	17,344
Hotels & Motels (2.5%)
Westcoast Hospitality*	12,000	92,520	93,000
Investments (15.8%)
Schwab (Charles)	20,415	9,117	578,000
Machinery (.9%)
Regal-Beloit	2,000	52,106	33,500
Medical (14.4%)
Affymetrix*	1,000	26,863	118,750
Immunex*	8,400	48,438	217,350
Ligand Pharmaceuticals	5,000	56,430	53,437
Pharmaceutical Product Development	6,000	107,478	99,000
Thermo Cardiosystems*	4,000	45,836	39,250
SUB-TOTAL		285,045	527,787
Metal Ores (1.6%)
Phelps Dodge	1,330	76,218	59,684
Oil & Gas Production (7.4%)
BP Amoco	1,476	51,620	80,257
Noble Drilling*	2,000	14,212	86,750
Williams Companies	2,500	79,972	103,906
SUB-TOTAL		145,804	270,913
Publishing (1.2%)
Wiley (John) & Sons, Class A*	2,400	47,112	42,750
Retail (2.9%)
Saks*	1,500	25,945	17,344
Whole Foods Market*	2,500	74,348	86,875
SUB-TOTAL		100,293	104,219
Transportation (1.9%)
Airborne Freight	2,500	27,082	50,469
Trinity Industries	800	22,658	17,650
SUB-TOTAL		49,740	68,119

Total Investments (88.7%)		$1,586,470	3,239,220
Other Assets (net of liabilities) (11.3%)			411,920
Total Net Assets (100%)			$3,651,140

*non-income producing

(The accompanying notes are an integral part of these financial statements)

May 31, 2000 Semi-Annual Report	9

(graphic omitted) SEXTANT GROWTH FUND	FINANCIAL HIGHLIGHTS
Selected data per share of capital stock outstanding throughout each period
		Six months ended		For the Year Ended Nov 30
		May 31, 2000	1999	1998	1997	1996	1995*
Net asset value at beginning of period		$12.68	$9.29	$9.58	$7.92	$7.42	$5.82
	Income from investment operations
	Net investment income	(0.03)	(0.06)	0.02	0.01	0.00	(0.03)
	Net gains or losses on securities
	(both realized and unrealized)	0.94	4.26	(0.09)	2.41	0.50	1.82
Total from investment operations		0.91	4.20	(0.07)	2.40	0.50	1.79
	Less distributions
	Dividends (from net investment income)	0.00	(0.14)	(0.02)	(0.01)	0.00	0.00
	Distributions (from capital gains)	0.00	(0.67)	(0.20)	(0.73)	0.00	(0.19)
Total distributions		0.00	(0.81)	(0.22)	(0.74)	0.00	(0.19)
Net asset value at end of period		$13.59	$12.68	$9.29	$9.58	$7.92	$7.42
Total Return		7.18%	44.76%	(0.97)%	30.30%	6.74%	30.76%
Ratios / Supplemental Data
Net assets ($000), end of period		$3,651	$3,116	$2,139	$2,188	$1,616	$1,137
Ratio of gross expenses to average net assets*		0.45%	1.12%	0.66%	1.04%	0.95%	1.63%
Ratio of net investment income to average net assets*		-(0.19)%	(0.50)%	0.19%	(0.12)%	0.01%	0.45%
Portfolio turnover rate		6%	28%	41%	25%	32%	40%

* For 1996 and 1995 all or a portion of the operating expenses were waived. If these costs had not been waived, the resulting increase to expenses per share in each of these years would be $.00, and $.01, respectively. The increase to the ratio of expenses to average net assets would have been .00%, and .18%, respectively.
* Data prior to September 28, 1995 may not be meaningful, as the fund operated with different investment objectives and fee arrangements.

ADDITIONAL PERFORMANCE INFORMATION
Average Annual Returns (as of 3/31/2000, per regulatory requirement)
		1 year	5 years	10 years
(Graphic Omitted)	Sextant Growth Fund	46.74%	25.11%***	15.66%***
	Sextant International Fund	56.70%	20.15%*	NA
	Sextant Short-Term Bond Fund	2.81%	4.94%	NA
	Sextant Bond Income Fund	-1.26%	5.30%***	5.11%**
*Since inception, 9/28/95 *** fund changed investment objectives & policies on 9/28/95; results prior to that date may not be meaningful.	**since inception, 3/1/93

Performance data quoted in this report represents past performance and is no guarantee of future performance. The investment return and principal value of investments in the Fund fluctuate daily, and an investor's shares when redeemed may be worth more or less than the original cost. Morningstar, Inc. is an independent fund performance monitor. Rankings are determined monthly from total returns by Morningstar, by category as determined by Morningstar. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. Results are shown for twelve months because of the Sextant Funds performance fee advisory structure.

(The accompanying notes are an integral part of these financial statements)

10	May 31, 2000 Semi-Annual Report

SEXTANT GROWTH FUND	STATEMENT OF ASSETS AND LIABILITIES (Graphic Omitted)
As of May 31, 2000
Assets
	Investments (Cost $1,586,470)	$3,239,220
	Cash	407,210
	Dividends Receivable	1,108
	Insurance Reserve Premium	1,214
	Total Assets		$3,648,752

Liabilities
	Other Liabilities	(2,388)
	Total Liabilities		(2,388)

Net Assets			$3,651,140

Fund Shares Outstanding			268,669

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	$2,002,403
	Accumulated net realized gain (loss) on investments	(4,015)
	Unrealized net appreciation to Fund shares outstanding	1,652,752
	Net Assets applicable to Fund shares outstanding		$3,651,140

Net Asset Value, Offering and Redemption price per share			$13.59

STATEMENT OF OPERATIONS
For the six months ended May 31, 2000

Investment Income
	Dividend income (Less Foreign Tax of $49)	$10,044
	Gross Investment Income		$10,044

Expenses
	Investment Advisor and administration fee	12,772
	Professional fees	1,976
	Custodian fees	1,177
	Filing and Registration fees	471
	Printing and postage	800
	Other expenses	1,095
	Total gross expenses	18,291
	Less: Custodian fees waived	(1,177)
	Net expenses		17,114
	Net investment income		(7,070)

Net realized gain on investments
	Proceeds from sales	264,754
	Less: cost of securities sold based on identified cost	326,915
	Realized net gain (loss)		(62,161)

Unrealized gain on investments
	End of period	1,652,752
	Beginning of period	1,384,429
	Increase in unrealized gain for the period		268,323
	Net realized and unrealized gain on investments		206,162

Net increase in net assets resulting from operations			$199,092

(The accompanying notes are an integral part of these financial statements)

May 31, 2000 Semi-Annual Report	11

(Graphic Omitted) STATEMENT OF CHANGES IN NET ASSETS	SEXTANT GROWTH FUND
		Six months ended	Year ended
		May 31, 2000	Nov. 30, 1999
INCREASE IN NET ASSETS
Operations
	Net investment income (loss)	($7,070)	($13,204)
	Net realized gain (loss) on investments	(62,161)	204,297
	Net increase in unrealized appreciation	268,323	738,243
	Net increase in net assets from operations	199,092	929,336

Dividends to Shareowners From
	Net investment income	0	0
	Capital gains distributions	0	(178,055)
		0	(178,055)

Fund Share Transactions
	Proceeds from sales of shares	545,027	394,426
	Value of shares issued in reinvestment of dividends	0	176,540
		545,027	570,966
	Cost of shares redeemed	(209,029)	(345,633)
	Net increase in net assets from share transactions	335,998	225,333
Total increase in net assets		535,090	976,614

NET ASSETS
	Beginning of period	3,116,050	2,139,436
	End of period	$3,651,140	$3,116,050

Shares of the fund sold and redeemed
	Number of shares sold	37,137	32,100
	Number of shares issued in reinvestment of dividends	0	13,922
		37,137	46,022
	Number of shares redeemed	(14,149)	(30,447)
Net increase in number of shares outstanding		22,988	15,575

(The accompanying notes are an integral part of these financial statements)

12	May 31, 2000 Semi-Annual Report

INVESTMENTS	SEXTANT INTERNATIONAL FUND (Graphic Omitted)

Issue		Number of Shares	Cost	Market Value	Country
Common Stocks (87.7%)
Banking and Financial (12.6%)
Australia and New Zealand Bank ADR		500	$10,875	$17,375	Australia
Aegon NV ADR		1224	11,512	44,217	Netherlands
AXA ADS		300	16,116	21,975	France
Banco Bilbao Vizcaya ADS		1800	7,702	24,975	Spain
Hutchison Whampoa ADR		550	47,112	30,800	Hong Kong
ING Groep ADS		700	36,134	42,219	Netherlands
Toronto-Dominion Bank		1400	18,159	34,387	Canada
	SUB-TOTAL		147,610	215,948
Building Materials (3.2%)
C R H plc ADR		1500	15,661	26,625	Ireland
Hanson plc ADR		800	24,574	28,000	United Kingdom
	SUB-TOTAL		40,235	54,625
Computers (20.5%)
Business Objects ADS*		4000	19,570	320,000	France
Dassault Systems ADR		400	13,875	30,050	France
	SUB-TOTAL		33,445	350,050
Consumer Products (2.3%)
Coca-Cola Femsa ADS		1500	9,750	22,781	Mexico
Gucci Group		200	10,925	17,125	Italy
	SUB-TOTAL		20,675	39,906
Country Funds (1.9%)
Austria Fund		2000	16,784	19,500	Austria
Irish Investment Fund		900	10,237	12,544	Ireland
	SUB-TOTAL		27,021	32,044
Electronics (1.1%)
Sony ADR		200	23,077	18,238	Japan
Medical-Drugs (3.2%)
Aventis ADS		508	15,859	32,480	France
Glaxo Wellcome plc ADR		400	9,800	22,525	United Kingdom
	SUB-TOTAL		25,659	55,005
Metals & Mining (1.7%)
Potash Corp of Saskatchewan		300	21,164	17,362	Canada
Rio Tinto plc ADS		200	11,375	12,288	United Kingdom
	SUB-TOTAL		32,539	29,650
Oil & Gas Production (6%)
Petroleum Geo-Services ADS*		1000	10,979	19,063	Norway
Repsol-YPF ADR		2000	43,592	42,125	Spain
Total ADR		500	21,864	39,469	France
	SUB-TOTAL		76,435	100,657
Paper Products (4.6%)
Fletcher Challenge Forests ADS*		2024	15,778	7,463	New Zealand
Fletcher Challenge Paper ADR		5000	40,284	54,687	New Zealand
Metso ADS*		1300	14,363	17,062	Finland
	SUB-TOTAL		70,425	79,212
Photographic Equipment (3.6%)
Canon, Inc ADR		1000	23,427	46,375	Japan
Fuji Photo Film ADR		400	10,050	14,400	Japan
	SUB-TOTAL		33,477	60,775

May 31, 2000 Semi-Annual Report	13

(Graphic Omitted)SEXTANT INTERNATIONAL FUND	INVESTMENTS (CONT'D)

Issue		Number of Shares	Cost	Market Value	Country
Real Estate (1.6%)
Intrawest		1500	26,218	27,469	Canada
Telecommunications (13.2%)
BCE		900	15,830	20,700	Canada
British Sky Broadcasting ADS		300	11,063	33,562	United Kingdom
Gilat Satellite Networks Ltd*		300	12,353	24,169	Israel
Nortel Networks		1413	82,968	76,302	Canada
PT Indosat ADR		1000	20,952	10,688	Indonesia
Tele Centro Sul Participacoes ADR		60	1,387	3,600	Brazil
Tele Norte Leste Participacoes ADR		335	6,933	6,574	Brazil
Telecommunicacoes de Sao Paulo ADR		300	6,933	7,613	Brazil
Telefonica ADS*		394	5,125	23,985	Spain
Telesp Celular Participacoes ADR		500	24,895	18,938	Brazil
	SUB-TOTAL		188,439	226,131
Transportation (6.6%)
Air Canada*		6000	56,814	70,500	Canada
DaimlerChrysler AG		251	16,406	13,538	Germany
Desc ADR		700	19,649	8,487	Mexico
Lan Chile ADS		2500	18,845	19,844	Chile
	SUB-TOTAL		111,714	112,369
Utilities-Electric (4.9%)
Enel ADR*		800	35,372	36,000	Italy
Enersis ADR		800	19,414	17,150	Chile
Korea Electric Power ADS		2000	31,961	31,250	Korea
	SUB-TOTAL		86,747	84,400
Utilities-Gas (0.7%)
Transport de Gas del Sur ADR		1500	18,807	11,531	Argentina

Total Investments (87.7%)			$962,523	1,498,010
Other Assets (net of liabilities) (12.3%)				209,589
Total Net Assets (100%)				$1,707,599

* Non-income producing

14	May 31, 2000 Semi-Annual Report

FINANCIAL HIGHLIGHTS	SEXTANT INTERNATIONAL FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout each period:
			For the Year Ended November 30,
		Six months ended May 31, 2000	1999	1998	1997	1996	Sept. 28, '95 (Inception) to Nov. 30, '95*
Net asset value at beginning of period		$8.32	$6.81	$6.61	$5.87	$4.99	$5.00
	Income from investment operations
	Net investment income	0.55	0.13	0.04	0.06	(0.03)	(0.02)
	Net gains or losses on securities (both realized and unrealized)	1.18	1.57	0.20	0.74	0.88	0.01
Total from investment operations		1.73	1.70	0.24	0.80	(0.91)	(0.01)
	Less distributions
	Dividends (from net investment income)	0.00	(0.12)	(0.04)	(0.06)	0.03	0.00
	Distributions (from capital gains)	0.00	(0.07)	0.00	0.00	0.00	0.00
Total distributions		0.00	(0.19)	(0.04)	(0.06)	0.03	0.00
Net asset value at end of period		$10.05	$8.32	$6.81	$6.61	$5.87	$4.99
Total return		20.79%	24.90%	3.57%	13.58%	18.16%	(0.20)%
Ratios/supplemental data
Net assets ($000), end of period		$1,708	$1,162	$881	$881	$695	$328
Ratio of expenses to average net assets*		0.49%	0.72%	1.16%	1.51%	1.80%	0.49%
Ratio of net investment income to average net assets*		5.24%	1.74%	0.54%	0.93%	0.60%	0.38%
Portfolio turnover rate		3%	17%	18%	9%	11%	12%

* For the year ended Nov. '96 and the period ended Nov. '95, all or a portion of the operating expenses were waived. If costs had not been have waived and directly assumed, the resulting increase to expenses per share in these periods would have been $.03 and $.01, respectively. The increase to the ratio of expenses to average monthly net assets would be .50% and .21%, respectively.
* not annualized

(The accompanying notes are an integral part of these financial statements)

May 31, 2000 Semi-Annual Report	15

(graphic omitted) SEXTANT INTERNATIONAL FUND	STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2000

Assets
	Bond Investments (Cost $962,523)	$1,498,010
	Cash	192,497
	Dividends Receivable	17,180
	Total Assets		$1,707,687

Liabilities
	Other Liabilities	88
	Total Liabilities		88

Net Assets			$1,707,599

Fund Shares Outstanding			169,858

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	1,163,464
	Accumulated net realized gain (loss) on investments	8,648
	Unrealized net appreciation to Fund shares outstanding	535,487
	Net Assets applicable to Fund shares outstanding		$1,707,599

Net Asset Value, Offering and Redemption price per share			$10.05

STATEMENT OF OPERATIONS
For the six months ended May 31, 2000

Investment Income
	Dividend income (net Foreign Tax of $1,411)	$94,338
	Gross investment income		$94,338
Expenses
	Investment Advisor and administration fee	5,310
	Custodian fees	1,392
	Professional fees	964
	Filing and Registration fees	671
	Printing and postage	943
	Other expenses	239
	Total gross expenses	9,519
	Less: Custodian fees waived	(1,392)
	Net expenses		8,127
	Net investment income		86,211
Net realized gain on investments
	Proceeds from sales	55,710
	Less: Cost of securities sold based on identified cost	46,982
	Realized net gain		8,728
Unrealized gain on investments
	End of period	535,487
	Beginning of period	407,644
	Increase in unrealized gain for the period		127,843
	Net realized and unrealized gain on investments		136,571

Net decrease in net assets resulting from operations			$222,782

(The accompanying notes are an integral part of these financial statements)

16	May 31, 2000 Semi-Annual Report

SEXTANT INTERNATIONAL FUND	STATEMENT OF CHANGES IN NET ASSETS (graphic omitted)
		Six months ended	Year ended
		May 31, 2000	Nov. 30, 1999
INCREASE IN NET ASSETS
Operations
	Net investment income	$86,211	$17,043
	Net realized gain on investments	8,728	18,185
	Net increase in unealized appreciation	127,843	189,914
	Net increase in net assets from operations	222,782	225,142

Dividends to Shareowners From
	Net investment income	0	(15,861)
	Capital gains distributions	0	(9,571)
		0	(25,432)

Fund Share Transactions
	Proceeds from sales of shares	412,913	181,757
	Value of shares issued in reinvestment of dividends	0	25,274
		412,913	207,031
	Cost of shares redeemed	(90,376)	(125,211)
	Net increase in net assets from share transactions	322,537	81,820
Total increase in net assets		545,319	281,530

NET ASSETS
	Beginning of period	1,162,280	880,750
	End of period	$1,707,599	$1,162,280

Shares of the fund sold and redeemed
	Number of shares sold	33,212	24,655
	Number of shares issued in reinvestment of dividends	0	3,038
		33,212	27,693
	Number of shares redeemed	(9,265)	(17,375)
Net increase in number of shares outstanding		23,947	10,318
(The accompanying notes are an integral part of these financial statements)

May 31, 2000 Semi-Annual Report	17

Notes to Financial Statements

Note 1 -Organization
Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

Note 2 -Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Securities traded on a national exchange or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Fixed-income securities for which there are no publicly available market quotations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Income and Expenses:
Interest income is reduced by the amortization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturity. Interest income is increased by accretion only for bonds underwritten as original issue discounts. Market discounts are recorded as realized gains upon disposition. Cash dividends from equity securities are recorded as income on the ex-dividend date.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. The Adviser has agreed to certain limits on expenses, as described below.

Income taxes:
The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute substantially all of their taxable net income and realized net gains on investments. Therefore, no provision for Federal income taxes is required.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

18	May 31, 2000 Semi-Annual Report

Note 3 -Transactions with Affiliated Persons
Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct Trust business. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index. No performance adjustment is applicable during the first year any Agreement is in place. The Adviser has voluntarily undertaken to limit expenses of Sextant Bond Income Fund and Sextant Short-Term Bond Fund to 0.60% through March 31, 2001 and waives its investment advisory and administrative fee as to either Fund completely so long as assets of that Fund are less than $2 million.

For the six months ended May 31, 2000, Sextant Bond Income Fund and Sextant Growth Fund incurred advisory expenses of $2,977 and $12,772, respectively. Sextant International Fund incurred advisory expenses of $5,310 and Sextant Short-Term Bond Fund incurred advisory expenses of $6,099.

In accordance with the expense waiver noted above, for the six months ended May 31, 2000, Saturna Capital waived $3,304 of the Sextant Short-Term Bond Fund advisory fee and $2,977 of that of Sextant Bond Income Fund.

In accordance with the expense waiver noted above, for the six months ended May 31, 2000, Saturna Capital waived $3,304 of the Sextant Short-Term Bond Fund advisory fee and $2,977 of that of Sextant Bond Income Fund.

The Trust acts as a distributor of its own shares, except in those states in which Investors National Corporation (a subsidiary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as distributor without compensation.

Investors National Corporation is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund, and was paid $1,078 and $985, respectively in commissions at discount rates during the six months ended May 31, 2000.

May 31, 2000 Semi-Annual Report	19

Web: http://www.saturna.com
E-mail: sextant@saturna.com

(logo)

Saturna Capital
Mutual Funds

1300 N. State Street
Bellingham WA 98225-4370

1-800/SATURNA
(800/728-8762)

This report is issued for the information of the shareoweners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

SEXTANT Mutual Funds
(graphic omitted)
SHORT-TERM BOND BOND INCOME GROWTH INTERNATIONAL SEMI-ANNUAL REPORT May 31, 2000